Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 1,134,959	$ 85,265	$ 5,828,548
Restricted cash and cash equivalents	656,919	1,306,463	736,667
Accounts receivable, net	124,133	98,325	280,692
Accounts receivable – related parties, net	618,196	757,343	145,399
Due from related party – current	519,984	513,819
Inventories, net			25,975
Short-term Investment	78,014	75,797	108,147
Prepaid expense and other current assets	347,852	150,235	528,354
Total Current Assets	3,480,057	2,987,247	7,653,782
Property and equipment, net	571,578	573,978	525,881
Operating lease right-of-use assets	1,098,760	1,161,141	1,471,899
Long-term investments	849,843	842,070	932,755
Deferred tax assets	118,191	117,110	981,912
Prepaid expenses – noncurrent	136,382	135,135	119,309
Security deposits	63,095	58,838	41,157
Prepayment for long-term investments	3,171,098	2,838,578	1,153,155
Due from related parties – noncurrent	1,245,933	1,141,378	818,183
Total Assets	10,734,937	9,855,475	13,698,033
LIABILITIES AND EQUITY
Short-term bank loans	902,000	1,893,750	1,640,000
Accrued expenses and other current liabilities	2,763,271	2,909,587	1,300,803
Advance from customers	10,985	10,985	10,985
Operating lease liabilities – current portion	387,333	369,314	347,100
Due to related parties	1,011,347	635,893	393,424
Total Current Liabilities	5,074,936	5,819,529	3,692,312
Tenant security deposit	7,480	7,980	10,580
Operating lease liability – noncurrent portion	711,427	791,827	1,124,799
Convertible notes payable – third parties	3,206,587
Total Liabilities	9,000,430	6,619,336	4,827,691
COMMITMENTS AND CONTINGENCIES
Equity
Preferred stock, $0.001 par value, 20,000,000 authorized, nil shares issued and outstanding
Common stock value	33,081	32,857	28,926
Additional paid-in capital	68,048,004	67,907,479	58,113,667
Stock subscription receivable	(1,128,700)	(1,354,440)	(2,257,400)
Accumulated deficit	(56,728,134)	(54,904,439)	(38,481,200)
Accumulated other comprehensive income	546,237	517,128	539,660
Treasury stock	(9,100,000)	(9,100,000)	(9,100,000)
Total Stockholders’ Equity	1,670,488	3,098,585	8,843,653
Noncontrolling interest	64,019	137,554	26,689
Total Equity	1,734,507	3,236,139	8,870,342
Total Liabilities and Equity	$ 10,734,937	$ 9,855,475	$ 13,698,033